OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 20,858	$ 22,996
Government institutions	6,687	6,247
Deferred contract costs	7,521	6,993
Advances to suppliers	1,116	1,286
Employees	309	287
Others	488	815
Other current assets, net	$ 36,979	$ 38,624